Stock-Based Compensation	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-Based Compensation

(8) STOCK-BASED COMPENSATION

The following table summarizes the Company’s stock-based compensation expense for liability and equity classified awards included on the condensed consolidated statements of operations.

	Three months ended December 31,		Six months ended December 31,
	2015	2014	2015	2014
Included in:	(in millions)
Operating costs	$5.1	$0.9	$11.8	$15.4
Selling, general and administrative expenses	37.8	(6.9)	77.2	101.7
Total stock-based compensation expense	$42.9	$(6.0)	$89.0	$117.1

CII common and preferred units	$26.4	$(13.3)	$45.9	$109.8
Part A restricted stock units	10.2	2.6	20.2	2.6
Part B restricted stock units	6.0	4.7	22.4	4.7
Part C restricted stock units	0.3	—	0.5	—
Total stock-based compensation expense	$42.9	$(6.0)	$89.0	$117.1

CII Common  and Preferred Units

Prior to ZGH’s initial public offering (the “IPO”), the Company was given authorization by CII to award 625,000,000 of CII’s common units as profits interests to employees, directors, and affiliates of the Company.  The common units were historically considered to be stock-based compensation with terms that required the awards to be classified as liabilities due to cash settlement features. The vested portion of the awards was reported as a liability and the fair value was re-measured at each reporting date until the date of settlement, with a corresponding charge (or credit) to stock-based compensation expense.  In connection with ZGH’s IPO and the related amendment to the CII operating agreement, there was a deemed modification to the stock compensation arrangements with the Company’s employees and directors. As a result, previously issued common units which were historically accounted for as liability awards, became classified as equity awards.  Prior to reclassifying the common unit liability to equity, the Company re-measured the fair value of the CII common units factoring in the change in fair value since September 30, 2014 and the change in fair value caused by the modification.  The fair value of these previously vested common units was estimated to be $490.2 million on the modification date and this amount was recorded as an increase to additional-paid-in-capital during the year ended June 30, 2015.   The fair value of the unrecognized compensation expense associated with unvested CII common units is being recognized over the remaining vesting period of CII’s outstanding common units through May 15, 2017.

On October 9, 2014, the Company and CII’s board of managers approved a non-liquidating distribution by CII of shares of ZGH’s common stock held by CII to holders of CII vested common units. Employees and independent directors of the Company with vested CII common units received shares of ZGH’s common stock equal in value to the underlying value of their vested CII common units. The total number of shares of ZGH’s common stock that were distributed to CII common unit holders in connection with this non-liquidating distribution was 20,460,047 shares.

Employees with unvested CII common units at the time of the IPO have and/or will continue to receive monthly distributions from CII of ZGH’s common stock as they vest under the original terms of the CII common unit grant agreements.  A total of 6,353,302 shares of ZGH’s common stock are associated with unvested CII common units that have or will be distributed subsequent to the IPO date. In addition, CII has and may in the future be required to distribute additional shares of ZGH’s common stock to CII common unit holders on a quarterly basis based on ZGH’s stock price performance through June 30, 2016, subject to the existing vesting provisions of the CII common units. The shares to be distributed to the common unit holders are based on a pre-existing distribution mechanism, whose primary input is ZGH’s stock price at each subsequent measurement date.  Any remaining shares of common stock owned by CII will be distributed to the existing CII preferred unit holders.  The total number of shares of ZGH’s common stock that have or will be distributed to existing CII preferred or common unit holders subsequent to the IPO date is 10,294,867 shares.

CII has issued preferred units of CII to certain of the Company’s executives and independent directors as compensation. In connection with the non-liquidating distribution by CII approved on October 9, 2014, the Company’s CEO and independent directors with vested CII preferred units received 256,265 shares of ZGH’s common stock equal to the underlying value of their vested CII preferred units. A total of 29,555 shares of ZGH’s common stock associated with CII preferred units that were unvested at the time of the IPO have been distributed subsequent to the IPO date.

The valuation of the CII common units as of the IPO date was determined based on a Monte Carlo simulation.  The Monte Carlo valuation analysis attempts to approximate the probability of certain outcomes by running multiple trial runs, called simulations, using random variables to generate potential future stock prices. This valuation technique was used to estimate the fair value associated with future distributions of common stock to CII common unit holders. The Monte Carlo simulation first projects the number of shares to be distributed by CII to the common unit holders at each subsequent measurement date based on stock price projections under each simulation. Shares attributable to unvested CII common units are subject to the existing vesting provisions of the CII common unit awards.  The estimated future value of shares scheduled to be distributed by CII based on vesting provisions are calculated under each independent simulation. The present value of the number of shares of common stock to be distributed to common unit holders under each simulation is then computed, and the average of each simulation is the fair value of the Company’s common shares to be distributed by CII to the common unit holders. This value was then adjusted for prior non-liquidating distributions made by the Company to derive a value for CII common units by class and on per unit basis. These values were used to calculate the fair value of outstanding CII common units as of the IPO date. Various inputs and assumptions were utilized in the valuation method, including forfeiture behavior, vesting provisions, holding restrictions, peer companies’ historical stock volatility, and an appropriate risk-free rate.

On June 13, 2014, the Company completed a spin-off of Onvoy, LLC and its subsidiaries (“OVS”) to CII. The value of the CII common units is derived from the value of CII’s investments in the Company and OVS. As the value derived from each of these investments is separately determinable and there is a plan in place to distribute the value associated with the investment in ZGH shares separate from the value derived from OVS, the two components are accounted for separately.  The OVS component of the CII awards is adjusted to fair value each reporting period.  On December 31, 2015, CII entered into an agreement to sell OVS to a third party.  Based on the proposed sale price, the estimated fair value of OVS awards has been increased, resulting in an increase to stock based compensation expense and corresponding increase to member’s interest of $12.4 million during the three and six months ended December 31, 2015.  Any proceeds from the sale to be distributed to the Company’s employees will be paid by CII.

During the three and six months ended December 31, 2015, the Company recognized $26.4 million and $45.9 million, respectively, of stock-based compensation expense related to fair value adjustments and vesting of CII common and preferred units. During the three and six months ended December 31, 2014, the Company recognized a reduction of $13.3 million and an increase of $109.8 million, respectively, to stock-based compensation expense related to the vesting of CII common and preferred units. As of December 31, 2015, the unrecognized compensation associated with the ZGH component of unvested CII common units was $37.5 million.

Performance Incentive Compensation Plan (“PCIP”)

During October 2014, ZGH adopted the 2014 Performance Compensation Incentive Plan (“PCIP”).  The PCIP includes incentive cash compensation (ICC) and equity (in the form of restricted stock units or “RSUs”).  Grants under the PCIP RSU plans are made quarterly for all participants. The PCIP was effective on October 16, 2014 and will remain in effect for a period of 10 years (or through October 16, 2024) unless it is earlier terminated by ZGH’s Board of Directors.

The PCIP has the following components:

Part A

Under Part A of the PCIP, participants, including the Company’s executives, are eligible to earn quarterly awards of RSUs. Each participant in Part A of the PCIP has a RSU target annual award value. Twenty-five percent of this annual target award value is allocated to each fiscal quarter. The final Part A value awarded to a participant for any fiscal quarter is determined by the Compensation Committee subsequent to the end of the respective performance period taking into account ZGH’s measured value creation for the quarter, as well as such other subjective factors that it deems relevant (including group and individual level performance factors). The number of Part A RSUs granted is calculated based on the final award value determined by the Compensation Committee divided by the average closing price of ZGH’s common stock over the last ten trading days of the measured performance period. Part A RSUs vest based upon continued employment through one year after the last day of the quarter in which the Part A RSU grant is made, and at that time will be exchanged for an equal number of shares in ZGH’s common stock.

During the three and six months ended December 31, 2015, the Company recognized $10.2 million and $20.2 million, respectively, of compensation expense associated with the vested portion of the Part A awards. During the three and six months ended December 31, 2014, the Company recognized $2.6 million of compensation expense associated with the vested portion of the Part A awards. The December 2015 and June 2015 quarterly awards were recorded as liabilities totaling $2.0 million and $1.9 million, as of December 31, 2015 and June 30, 2015, respectively, as the awards represent an obligation denominated in a fixed dollar amount to be settled in a variable number of shares during the subsequent quarter.  The quarterly stock-based compensation liability is included in “Other long-term liabilities” in the accompanying condensed consolidated balance sheets. Upon the issuance of the RSUs, the liability is re-measured and then reclassified to member’s interest, with a corresponding charge (or credit) to stock based compensation expense. The value of the remaining unvested RSUs is expensed ratably through the vesting date. At December 31, 2015, the remaining unrecognized compensation cost to be expensed over the remaining vesting period for Part A awards is $18.7 million.

The following table summarizes the Company’s Part A RSU activity for the six months ended December 31, 2015:

	Number of Part A RSUs	Weighted average grant-date fair value per share		Weighted average remaining contractual term in months
	(in millions, except share data)
Outstanding at July 1, 2015	933,217		$26.25	7.1
Granted	1,024,991		$26.32
Vested	(146,001)		$19.04
Forfeited	(65,360)	$	n/a
Outstanding at December 31, 2015	1,746,847		$26.84	8.0

Part B

Under Part B of the PCIP, participants, including the Company’s executives, are awarded quarterly grants of RSUs. The number of the RSUs earned by the participants is based on ZGH’s stock price performance over a performance period of one year with the starting price being the average closing price over the last ten trading days of the quarter immediately prior to the grant and vest, assuming continuous employment through the end of the measurement period. The existence of a vesting provision that is associated with the performance of ZGH’s stock price is a market condition, which affects the determination of the grant date fair value.  Upon vesting, RSUs earned convert to an equal number of shares of ZGH’s common stock.

The following table summarizes the Company’s Part B RSU activity for the six months ended December 31, 2015:

	Number of Part B RSUs	Weighted average grant-date fair value per unit	Weighted average remaining contractual term in months
	(in millions, except share data)
Outstanding at July 1, 2015	1,249,873	$42.91	5.5
Granted	554,887	$17.96
Vested	(915,177)	$48.74
Forfeited	(58,976)	$21.97
Outstanding at December 31, 2015	830,607	$21.30	5.9

The table below reflects the total Part B RSUs granted during Fiscal 2016 and 2015, the maximum eligible shares of ZGH’s stock that the respective Part B RSU grant could be converted into, and the grant date fair value per Part B RSU:

	During the Three months ended
	December 31, 2015	September 30, 2015	June 30, 2015	March 31, 2015	December 31, 2014
	(in millions, except per share data)
Part B RSUs granted	282,074	272,813	316,353	359,658	575,660
Maximum eligible shares of ZGH's stock	1,449,860	1,426,812	1,490,023	1,388,280	2,222,048
Grant date fair value per Part B RSU	$18.08	$17.83	$27.10	$24.36	$63.12

The Company recognized stock-based compensation expense of $6.0 million and $22.4 million related to Part B awards for the three and six months ended December 31, 2015, respectively, and $4.7 million for the three and six months ended December 31, 2014.The grant date fair value of Part B RSU grants is estimated utilizing a Monte Carlo simulation.  This simulation estimates the ten-day average closing stock price ending on the vesting date, the stock price performance over the performance period, and the number of common shares to be issued at the vesting date. Various assumptions are utilized in the valuation method, including the target stock price performance ranges and respective share payout percentages, the Company’s historical stock price performance and volatility, peer companies’ historical volatility and an appropriate risk-free rate. The aggregate future value of the grant under each simulation is calculated using the estimated per share value of the common stock at the end of the vesting period multiplied by the number of common shares projected to be granted at the vesting date. The present value of the aggregate grant is then calculated under each of the simulations, resulting in a distribution of potential present values. The fair value of the grant is then calculated based on the average of the potential present values. The remaining unrecognized compensation cost associated with Part B RSU grants is $8.2 million at December 31, 2015.

Part C

Under Part C of the PCIP, independent directors of ZGH are eligible to receive quarterly awards of RSUs.  Independent directors electing to receive a portion of their annual director fees in the form of RSUs are granted a set dollar amount of Part C RSUs each quarter.  The quantity of Part C RSUs granted is based on the average closing price of ZGH’s common stock over the last ten trading days of the quarter ended immediately prior to the grant date and vest at the end of each quarter for which the grant was made.  During the six months ended December 31, 2015, the Company’s independent directors were granted 18,826 Part C RSUs. Part C RSUs vest in the same quarter as issuance. During the three and six months ended December 31, 2015, the Company recognized $0.3 million and $0.5 million, respectively, of compensation expense associated with the Part C RSUs.

(12) STOCK-BASED COMPENSATION

The following tables summarize the Company’s stock-based compensation expense for liability and equity classified awards included in the consolidated statements of operations (in millions).

	Year Ended June 30,
Included in:	2015	2014	2013
Operating costs	$23.3	$20.2	$7.7
Selling, general and administrative expenses	177.4	233.5	98.1
Total stock-based compensation expense	$200.7	$253.7	$105.8

CII Common units	$156.4	$253.3	$104.9
CII Preferred units	0.4	0.4	0.9
Part A restricted stock units	12.6	—	—
Part B restricted stock units	31.3	—	—
Total stock-based compensation expense	$200.7	$253.7	$105.8

As of year ended June 30, 2015, there were 933,217 Part A RSUs outstanding and 1,249,873 Part B target RSUs outstanding.

CII Common Units

Prior to the Company’s IPO, the Company was given authorization by CII to award 625,000,000 of CII’s common units as profits interests to employees, directors, and affiliates of the Company.  The common units were historically considered to be stock-based compensation with terms that required the awards to be classified as liabilities due to cash settlement features. The vested portion of the awards was reported as a liability and the fair value was re-measured at each reporting date until the date of settlement, with a corresponding charge (or credit) to stock-based compensation expense.  In connection with the Company’s IPO and the related amendment to the CII operating agreement, there was a deemed modification to the stock compensation arrangements with the Company’s employees and directors. As a result, previously issued common units which were historically accounted for as liability awards, became classified as equity awards.  Prior to reclassifying the common unit liability to equity, the Company re-measured the fair value of the CII common units factoring in the change in fair value since September 30, 2014 and the change in fair value caused by the modification.  The fair value of these previously vested common units was estimated to be $490.2 million on the modification date and this amount is reflected in the Company’s consolidated statement of member’s equity as an increase to additional-paid-in-capital during the year ended June 30, 2015.   The fair value of the unrecognized compensation expense associated with unvested CII common units is being recognized over the remaining vesting period of the Company’s outstanding common units through May 15, 2017.

On October 9, 2014, the Company and CII’s board of managers approved a non-liquidating distribution by CII of shares of ZGH’s common stock held by CII to holders of CII vested common units. Employees and independent directors of the Company with vested CII common units received shares of ZGH’s common stock equal in value to the underlying value of their vested CII common units. The total number of shares of ZGH’s common stock that were distributed to CII common unit holders in connection with this non-liquidating distribution was 20,460,047 shares.

Employees with unvested CII common units have and/or will continue to receive monthly distributions from CII of ZGH’s common stock as they vest under the original terms of the CII common unit grant agreements.  A total of 6,353,302 shares of ZGH’s common stock associated with unvested CII common units that have or will be distributed subsequent to the IPO date. In addition, CII has and may in the future be required to distribute additional shares of ZGH’s common stock to CII common unit holder s on a quarterly basis through June 30, 2016 based on ZGH’s stock price performance, subject to the existing vesting provisions of the CII common units. The shares to be distributed to the common unit holders are based on a pre-existing distribution mechanism, whose primary input is ZGH’s stock price at each subsequent measurement date.  Any remaining shares of common stock owned by CII will be distributed to the existing CII preferred unit holders.  The total number of shares of ZGH’s common stock that have or will be distributed to existing CII preferred or common unit holders subsequent to the IPO date is 10,294,867 shares.

The valuation of the CII common units as of the IPO date was determined based on a Monte Carlo simulation.  The Monte Carlo valuation analysis attempts to approximate the probability of certain outcomes by running multiple trial runs, called simulations, using random variables to generate potential future stock prices. This valuation technique was used to estimate the fair value associated with future distributions of common stock to CII common unit holders. The Monte Carlo simulation first projects the number of shares to be distributed by CII to the common unit holders at each subsequent measurement date based on stock price projections under each simulation. Shares attributable to unvested CII common units are subject to the existing vesting provisions of the CII common unit awards.  The estimated future value of shares scheduled to be distributed by CII based on vesting provisions are calculated under each independent simulation. The present value of the number of shares of common stock to be distributed to common unit holders under each simulation is then computed, and the average of each simulation is the fair value of ZGH’s common shares to be distributed by CII to the common unit holders. This value was then adjusted for prior non-liquidating distributions made by the Company to derive a value for CII common units by class and on per unit basis. These values were used to calculate the fair value of outstanding CII common units as of the IPO date. Various inputs and assumptions were utilized in the valuation method, including forfeiture behavior, vesting provisions, holding restrictions, peer companies’ historical volatility, and an appropriate risk-free rate.

During the years ended June 30, 2015, 2014 and 2013, the Company recognized $156.4 million, $253.3 million and $104.9 million, respectively, of stock-based compensation expense related to vesting of CII common units. As of June 30, 2015, the unrecognized compensation associated with unvested CII common units was $70.2 million.

CII Preferred Units

CII has issued preferred units of CII to certain of the Company’s executives and independent directors as compensation. The terms of these preferred unit awards require the Company to record the awards as equity awards. The Company estimates the fair value of these equity awards on the grant date and recognizes the related expense over the vesting period of the awards. As these awards have been issued by CII to employees and directors of the Company as compensation, the related expense has been recorded by the Company in the accompanying consolidated statements of operations. The Company recognized stock-based compensation expense and a related increase to the Company’s member’s interest of $0.4 million, $0.4 million and $0.9 million for the years ended June 30, 2015, 2014, and 2013, respectively.

In connection with the non-liquidating distribution by CII approved on October 9, 2014, the Company’s CEO and independent directors with vested CII preferred units received 256,265 shares of ZGH’s common stock equal to the underlying value of their vested CII preferred units. A total of 29,555 shares of ZGH’s common stock associated with unvested CII preferred units have or will be distributed subsequent to the IPO date.

Performance Incentive Compensation Plan (“PCIP”)

During October 2014, the Company adopted the 2014 Performance Compensation Incentive Plan (“PCIP”).  The PCIP includes incentive cash compensation (ICC) and equity (in the form of restricted stock units or “RSUs”).  Grants under the PCIP RSU plans are made quarterly for all participants. The PCIP was effective on October 16, 2014 and will remain in effect for a period of 10 years (or through October 16, 2024) unless it is earlier terminated by the Company’s Board of Directors.

The PCIP has two components: Part A and Part B.

Part A

Under Part A of the PCIP, all full-time employees, including the Company’s executives, are eligible to earn quarterly awards of RSUs. Each participant in Part A of the PCIP will have a RSU annual award target value, which will be allocated to each fiscal quarter. The final Part A value awarded to a participant for any fiscal quarter is determined by the Compensation Committee subsequent to the end of the respective performance period taking into account the Company’s measured value creation for the quarter, as well as such other subjective factors that it deems relevant (including group and individual level performance factors). The number of Part A RSUs granted will be calculated based on the final award value determined by the Compensation Committee divided by the average closing price of ZGH’s common stock over the last ten trading days of the respective performance period. Part A RSUs will vest assuming continuous employment fifteen months subsequent to the end of the performance period. Upon vesting, the RSUs convert to an equal number of shares of ZGH’s common stock.

During the years ended June 30, 2015 the Company recognized $12.6 million of compensation expense associated with the vested portion of the Part A awards. The June 30, 2015 quarterly award is recorded as a liability totaling $1.9 million as of June 30, 2015, as the awards represent an obligation denominated in a fixed dollar amount to be settled in a variable number of shares during the quarter ending September 30, 2015. Upon the issuance of the RSUs, the liability is re-measured and then reclassified to member’s interest, with a corresponding charge (or credit) to stock based compensation expense. The value of the remaining unvested RSUs is expensed ratably through the vesting date. At June 30, 2015, the remaining unrecognized compensation cost to be expensed over the remaining vesting period for Part A awards is $12.6 million.

Part B

Under Part B of the PCIP, participants, who include members of the Company’s senior management team, are awarded quarterly grants of RSUs. The number of the RSUs earned by the participants is based on ZGH’s stock price performance over a four fiscal quarter measurement period and vest, assuming continuous employment at the end of the measurement period. The existence of a vesting provision that is associated with the performance of ZGH’s stock price is a market condition, which affects the determination of the grant date fair value.  Upon vesting, RSUs convert to an equal number of shares of ZGH’s common stock.

The table below reflects the total Part B RSUs granted during each period presented, the maximum eligible shares of ZGH’s stock that the respective Part B RSU grant could be converted into shares of ZGH’s common stock and the grant date fair value per Part B RSU (in millions):

	During the three months ended
	June 30, 2015	March 31, 2015	December 31, 2014
Part B RSUs granted	316,353	359,658	575,660
Maximum eligible shares of the Company's stock	1,490,023	1,381,086	2,210,534
Grant date fair value per Part B RSU	$27.10	$24.36	$63.12

During years ended June 30, 2015, the Company recognized stock-based compensation expense of $31.3 million related to Part B awards.

The grant date fair value of Part B RSU grants is estimated utilizing a Monte Carlo simulation.  This simulation estimates the ten-day average closing stock price ending on the vesting date, the stock price performance over the performance period, and the number of common shares to be issued at the vesting date. Various assumptions are utilized in the valuation method, including the target stock price performance ranges and respective share payout percentages, the Company’s historical stock price performance and volatility, peer companies’ historical volatility and an appropriate risk-free rate. The aggregate future value of the grant under each simulation is calculated using the estimated per share value of the common stock at the end of the vesting period multiplied by the number of common shares projected to be granted at the vesting date. The present value of the aggregate grant is then calculated under each of the simulations, resulting in a distribution of potential present values. The fair value of the grant is then calculated based on the average of the potential present values. The remaining unrecognized compensation cost associated with Part B RSU grants is $21.9 million at June 30, 2015.